Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	8,027.60
Total Transaction Valuation	92,271,312.50
Total Offset Amount	0.00
Net Fee	$ 8,027.60
Offering Table N/A
Offset Table N/A	N/A